Fair Value Measurements (Details Narrative) - USD ($)		3 Months Ended	12 Months Ended
	Dec. 14, 2023	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Bifurcated embedded derivative liabilities		$ 0	$ 0
Face value of the convertible notes	$ 3,500,000
Conversion upon simple agreements for future equity		0	0
Simple Agreements For Future Equity [Member]
Class of Warrant or Right [Line Items]
Discount price				15.00%
Face value of the convertible notes				$ 3,836,000
Convertible Debt [Member]
Class of Warrant or Right [Line Items]
Benefit (loss) of changes in the fair value of the Yorkville convertible note		544,000	(34,000)
Benefit (loss) of changes in the fair value		$ (544,000)	$ 34,000
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding		11,500,000	11,500,000
Benefit (loss) resulting from a decrease/(increase) in fair value of derivative warrant liabilities	(115,000)	$ 115,000	$ (1,807,000)
Benefit (loss) resulting from a decrease/(increase) in fair value of derivative warrant liabilities	$ 115,000	(115,000)	$ 1,807,000
Gem Warrants Liability [Member]
Class of Warrant or Right [Line Items]
Benefit (loss) resulting from a decrease/(increase) in fair value of derivative warrant liabilities		(408,000)
Benefit (loss) resulting from a decrease/(increase) in fair value of derivative warrant liabilities		$ 408,000